Goodwill, Software And Other Intangible Assets (Estimated Aggregate Amortization Expenses For Intangible Assets During The Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Schedule Of Goodwill And Intangible Assets [Line Items]
2016	¥ 407,510
2017	334,830
2018	260,752
2019	189,563
2020	¥ 124,508